Leasing Arrangements - Finance Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Depreciation and Amortization	$ 4,675	$ 5,271	$ 4,499
Interest Expense	4,230	4,675	4,621
Total	$ 8,905	$ 9,946	$ 9,120